Filed pursuant to 497(e)
File Nos. 033-35788 and 811-06136
Homestead Funds, Inc.
Supplement Dated September 26, 2017
to the Statement of Additional Information dated May 1, 2017
This supplement revises certain information contained in the above-referenced Statement of Additional Information (the “SAI”) regarding the Daily Income Fund, the Short-Term Government Securities Fund, the Short-Term Bond Fund, the Stock Index Fund, the Value Fund, the Growth Fund, the Small-Company Stock Fund and the International Equity Fund, each a series of Homestead Funds, Inc. (the “Corporation”). Please read this supplement carefully and keep it with your SAI for future reference. You may obtain copies of the Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds’ website at homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.
The following changes took effect as of September 22, 2017:
1.  The “Interested Directors and Officers” table in the section titled “Directors and Management of Homestead Funds – Directors and Officers” on pages 65 – 66 is deleted in its entirety and replaced with the following:
Interested Directors and Officers
Name, Address and Date of Birth(1)	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen by Director	Other Directorships Held by Director
James D. Matheson(2) 3/21/60	Director, President and Chief Executive Officer	2017-present	Chief Executive Officer, NRECA (2016-Present); RE Advisers Corporation, President, Chief Executive Officer and Director (2017-Present); Principal, Squire Patton Boggs (2015-2016); Member of the US House of Representatives (2001-2015)	8	Sallie Mae Bank and Sallie Mae Corporation (2015-Present); US Association of Former Members of Congress (2014-Present)
Danielle C. Sieverling 2/25/71	Chief Compliance Officer and Secretary	2005-present	Secretary, RE Advisers (2017-present); Chief Compliance Officer, RE Advisers (2005-present); Vice President, Chief Risk and Compliance Officer, NRECA (2015-present); Vice President and Chief Compliance Officer, Management Advisory Services, NRECA (2008-2015); Chief Compliance Officer, Chief Executive Officer, and Director, RE Investment Corporation (2017-present); Director, RE Investment Corporation (2016); Vice President and Director, RE Investment Corporation (2015-2016); Chief Compliance Officer, RE Investment Corporation (2005-2014); Executive Director of Management Advisory Services, NRECA (2007-2008)	N/A	N/A

Name, Address and Date of Birth(1)	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen by Director	Other Directorships Held by Director
Amy M. DiMauro 7/29/71	Treasurer	2007-present	Treasurer and Director, RE Investment Corporation (2006-present); Treasurer and Director, RE Advisers Corporation (2010-present); Director, Finance & Accounting — Mutual Funds, NRECA (2014- present); Director, Daily Pricing, NRECA (2007-2014); Treasurer and Director, Electric Cooperative Life Insurance Co. (2013-present); Treasurer and Director, Cooperating Insurance Services Co. (2013- present); Manager of Mutual Fund Accounting, NRECA (2000-2007)	N/A	N/A
(1)	The address of each director and officer is 4301 Wilson Boulevard, Arlington, Virginia 22203.
(2)	Mr. Matheson is a Director who is an “interested person” of Homestead Funds within the meaning of Section 2(a)(19) of the 1940 Act due to his affiliation with RE Advisers and its affiliates.
2.  The table in the section titled “Directors and Management of Homestead Funds – Committees of the Board of Directors” on pages 68 – 69 of the SAI as well as the paragraph immediately preceding such table are deleted in their entirety and replaced with the following:
The table below shows the dollar range of Fund shares owned by each director of Homestead Funds as of December 31, 2016.
Name Of Director	Dollar Range Of Equity Securities In The Fund	Aggregate Dollar Range Of Equity Securities In All Registered Investment Companies Overseen By Director In Family Of Investment Companies
Anthony M. Marinello	Daily Income Fund $1 - $10,000 Short-Term Bond Fund $10,001 - $50,000 Value Fund $1 - $10,000 Small-Company Stock Fund $1 - $10,000	$50,001-$100,000
Douglas W. Johnson	Daily Income Fund
$10,001 - $50,000
Short-Term Bond Fund
Over $100,000
Stock Index Fund
$10,001-$50,000
Growth Fund
Over $100,000
Value Fund
Over $100,000
Small-Company Stock Fund
Over $100,000
International Equity Fund
	$50,001 - $100,000	Over $100,000
James F. Perna	Value Fund $50,001 - $100,000 Small-Company Stock Fund $50,001 - $100,000	$50,001-$100,000

Name Of Director	Dollar Range Of Equity Securities In The Fund	Aggregate Dollar Range Of Equity Securities In All Registered Investment Companies Overseen By Director In Family Of Investment Companies
Anthony C. Williams	Daily Income Fund $1 - $10,000 Value Fund $10,001-$50,000	$10,001-$50,000
Sheldon C. Petersen	Short-Term Bond Fund Over $100,000 Stock Index Fund Over $100,000 Value Fund Over $100,000 International Equity Fund $1-$10,000	Over $100,000
Kenneth R. Meyer	Short-Term Bond Fund Over $100,000 Value Fund Over $100,000 Small-Company Stock Fund Over $100,000 International Equity Fund Over $100,000	Over $100,000
Mark Rose	Short-Term Government Securities Fund $1 - $10,000 Short-Term Bond Fund $1-$10,000 Value Fund $1-$10,000 Small-Company Stock Fund $1 - $10,000	$5,001-$10,000
Peter J. Tonetti	Short-Term Bond Fund $10,001 - $50,000	$10,001-$50,000
James D. Matheson	Stock Index Fund $1-$10,000 Value Fund $1-$10,000 Small-Company Stock Fund $10,001 - $50,000	$10,001-$50,000
3.  The last bullet point of the section titled “Directors and Management of Homestead Funds – Director Experience and Qualification” on page 70 of the SAI is deleted in its entirety and replaced with the following:
•	Mr. Matheson is the President and Chief Executive Officer of the Homestead Funds, Inc. and is an Interested Director of the Board of Directors, which he joined in 2017. Mr. Matheson is a Director and the Chief Executive Officer and President of RE Advisers and the Chief Executive Officer of the National Rural Electric Cooperative Association (“NRECA”). Prior to joining NRECA, Jim served as a principal in the public policy practice for the international law firm Squire Patton Boggs based in Washington, D.C and served from 2001 to 2015 as a U.S. Representative from Utah for seven terms. The Board of Directors believes that his extensive experience in public policy and financial services enable him to bring to the Board of Directors a valuable perspective in development of business strategies.

4.  The table regarding independent director compensation in the section titled “Directors and Management of Homestead Funds – Compensation” on page 71 of the SAI as well as the paragraph immediately preceding such table are deleted in their entirety and replaced with the following:
As set forth in the table below, Homestead Funds paid compensation to its Directors during the year ended December 31, 2016.
Name Of Person, Position	Aggregate Compensation From Homestead Funds (Including Voluntary Deferred Compensation)[1]	Pension Or Retirement Benefits Accrued As Part Of Corporation Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Homestead Funds And Fund Complex Paid To Directors[2]
Douglas W. Johnson[3] Director and Chairman of the Audit Committee	$92,000	N/A	N/A	$92,000
Kenneth R. Meyer[3] Director and Chairman of the Compensation Committee	$92,000	N/A	N/A	$92,000
James F. Perna Director and Chairman of the Board	$99,000	N/A	N/A	$99,000
Sheldon C. Petersen Director	$92,000	N/A	N/A	$92,000
Mark Rose Director	$87,000	N/A	N/A	$87,000
Anthony C. Williams Director	$87,000	N/A	N/A	$87,000
Peter Tonetti Director	$87,000	N/A	N/A	$87,000
Anthony M. Marinello[3] Director	$87,000	N/A	N/A	$87,000
James D. Matheson Director	N/A	N/A	N/A	N/A
[1]	Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more Funds as designated by the directors.
[2]	Payment of compensation to the directors is allocated to each Fund according to each Fund’s assets under management.
[3]	The total amount of deferred compensation accrued by the Funds (plus earnings thereon) through the 2016 fiscal year for participating directors is as follows: Mr. Johnson ($7,978), Mr. Marinello ($120,450) and Mr. Meyer ($471,264). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Funds until paid to the directors.
5.  The last sentence of the first paragraph of the section titled “Investment Management and Other Services – RE Advisers” on page 86 of the SAI is deleted in its entirety and replaced with the following:
The directors and the principal executive officers of RE Advisers are James D. Matheson, Amy DiMauro, Martin J. Lowery, Beth Civerolo and Danielle C. Sieverling.
The following changes take effect as of October 2, 2017:
6.  The portfolio managers for the International Equity Fund are Ferrill Roll, Alexander Walsh, Bryan Lloyd, Patrick Todd and Andrew West.

The first three paragraphs under the heading “Portfolio Managers – HARDING LOEVNER” on page 94 of the SAI are hereby deleted and replaced in their entirety with the following:
HARDING LOEVNER
The table below shows information regarding the other accounts managed by the portfolio management team of the International Equity Fund as of July 31, 2017:
Name of Portfolio Manager (1)	Category of Accounts	Number of Accounts Managed in Each Category of Account	Total Assets in Accounts Managed Within Each Category
Ferrill Roll	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	3 4 273	$11,634,437,748 $2,541,963,249 $10,412,911,212
Alexander Walsh	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	2 2 240	$10,699,616,503 $1,541,747,593 $3,256,498,982
Bryan Lloyd	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	2 2 235	$10,699,616,503 $1,541,747,593 $3,251,439,441
Patrick Todd	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	2 2 235	$10,699,616,503 $1,541,747,593 $3,251,439,441
Andrew West	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	5 2 235	$10,721,462,442 $1,541,747,593 $3,251,439,441
(1)	Because Harding Loevner manages strategies with a team approach, accounts and associated assets appear multiple times for each team member.
The investment management agreement for three foreign institutional Global Equity separate accounts, with total assets of $545 million, include a performance fee.
As of July 31, 2017, Messrs. Roll, Walsh, Lloyd, Todd and West did not own any shares in the International Equity Fund.